Deferred Grants (Wetouch Holding Group Limited)	9 Months Ended
Sep. 30, 2020
Wetouch Holding Group Limited [Member]
Deferred Grants

NOTE 8 — DEFERRED GRANTS

On January 14, 2013 and January 27, 2014, Sichuan Wetouch received RMB11.2 million (equivalent to US$1.8 million) and RMB4.8 million (equivalent to US$0.8 million) government subsidies, respectively, from Sichuan Provincial Government in supporting the initial set-up and construction of production facility. The Company completed the construction of the plant in June 2013 and there were no other unfulfilled conditions and/or other contingencies attaching to government assistance which has been recognized as income.

Since the funding is related to the construction of long-term assets, the amounts were recognized as government grant, which is included in deferred grants on the consolidated balance sheets, and to be recognized as other income in the consolidated statements of comprehensive income (loss) over the periods and in the proportions in which depreciation expense on the long-term assets is recognized.

As of September 30, 2020, the remaining deferred grants as below:

Years ended December 31
Three month ended December 31, 2020	$59,788
2021	239,149
2022	239,149
2023	172,806
Total deferred grants	710,892
less: current portion	(235,655)
Deferred grants- non-current	$475,237